Annual Total Returns - Stock Dividend Fund, Inc. [Member]			12 Months Ended
	Dec. 31, 2004		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Prospectus [Line Items]
Annual Return, Inception Date	Dec. 27, 2004
Annual Return [Percent]	0.68%	[1]	12.53%	4.56%	0.67%	22.78%	(1.51%)	16.22%	(5.77%)	23.07%	36.37%	(16.79%)	(2.62%)	28.25%	13.80%	8.09%	18.43%	18.51%	(35.96%)	5.14%	21.19%	6.65%

[1]	Beginning operations December 27, 2004 through December 31, 2004.